Concentrations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentrations (Details) [Line Items]
Annual revenues percentage	10.00%
Number of customers	1	2	4
Customer [Member]
Concentrations (Details) [Line Items]
Revenue percentage	21.00%	38.00%	56.00%